Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common Stock, shares issued	35,413,139	13,199,219	1,016,888
Common Stock, shares outstanding	35,413,139	13,199,219	1,016,888